Taxes (Details) - Schedule of the Components of the Income Tax Provision - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of the Components of the Income Tax Provision [Abstract]
Current income tax	$ 180,842	$ 480,552
Deferred income tax
Total provision for income taxes	$ 180,842	$ 480,552